FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 48: FINANCIAL INSTRUMENTS
(1)Measurement basis of financial assets and liabilities
The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Insurance- related contracts
		Held for trading	Other					Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Financial assets
Cash and balances at central banks	—	—	—	—	—	76,420	—	76,420
Items in the course of collection from banks	—	—	—	—	—	147	—	147
Financial assets at fair value through profit or loss	—	21,760	185,011	—	—	—	—	206,771
Derivative financial instruments	86	21,965	—	—	—	—	—	22,051
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—	10,533	—	10,533
Loans and advances to customers and reverse repurchase agreements	—	—	—	—	—	499,788	—	499,788
Debt securities	—	—	—	—	—	6,835	—	6,835
Financial assets at amortised cost	—	—	—	—	—	517,156	—	517,156
Financial assets at fair value through other comprehensive income	—	—	—	—	28,137	—	—	28,137
Reinsurance assets	—	—	—	—	—	—	759	759
Total financial assets	86	43,725	185,011	—	28,137	593,723	759	851,441
Financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—	—	37,732	—	37,732
Customer deposits and repurchase agreements	—	—	—	—	—	477,384	—	477,384
Items in course of transmission to banks	—	—	—	—	—	316	—	316
Financial liabilities at fair value through profit or loss	—	16,582	—	6,541	—	—	—	23,123
Derivative financial instruments	327	17,733	—	—	—	—	—	18,060
Notes in circulation	—	—	—	—	—	1,321	—	1,321
Debt securities in issue	—	—	—	—	—	71,552	—	71,552
Liabilities arising from insurance contracts and participating investment contracts	—	—	—	—	—	—	123,423	123,423
Liabilities arising from non-participating investment contracts[1]	—	—	—	45,040	—	—	—	45,040
Other	—	—	—	—	—	1,475	308	1,783
Subordinated liabilities	—	—	—	—	—	13,108	—	13,108
Total financial liabilities	327	34,315	—	51,581	—	602,888	123,731	812,842
1Non-participating investment contracts related to the insurance business are designated at fair value through profit or loss. These contracts have been disclosed within the designated at fair value through profit or loss column (rather than as previously disclosed in the insurance-related contracts column) to provide the reader with a clearer indication of their measurement basis.

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Insurance- related contracts
		Held for trading	Other					Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Cash and balances at central banks	—	—	—	—	—	73,257	—	73,257
Items in the course of collection from banks	—	—	—	—	—	299	—	299
Financial assets at fair value through profit or loss	—	20,825	170,344	—	—	—	—	191,169
Derivative financial instruments	816	28,797	—	—	—	—	—	29,613
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—	10,746	—	10,746
Loans and advances to customers and reverse repurchase agreements	—	—	—	—	—	498,843	—	498,843
Debt securities	—	—	—	—	—	5,405	—	5,405
Financial assets at amortised cost	—	—	—	—	—	514,994	—	514,994
Financial assets at fair value through other comprehensive income	—	—	—	—	27,603	—	—	27,603
Reinsurance assets	—	—	—	—	—	—	842	842
Total financial assets	816	49,622	170,344	—	27,603	588,550	842	837,777
Financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—	—	31,465	—	31,465
Customer deposits and repurchase agreements	—	—	—	—	—	460,068	—	460,068
Items in course of transmission to banks	—	—	—	—	—	306	—	306
Financial liabilities at fair value through profit or loss	—	15,818	—	6,828	—	—	—	22,646
Derivative financial instruments	684	26,629	—	—	—	—	—	27,313
Notes in circulation	—	—	—	—	—	1,305	—	1,305
Debt securities in issue	—	—	—	—	—	87,397	—	87,397
Liabilities arising from insurance contracts and participating investment contracts	—	—	—	—	—	—	116,060	116,060
Liabilities arising from non-participating investment contracts[1]	—	—	—	38,452	—	—	—	38,452
Other	—	—	—	—	—	1,672	343	2,015
Subordinated liabilities	—	—	—	—	—	14,261	—	14,261
Total financial liabilities	684	42,447	—	45,280	—	596,474	116,403	801,288
1Non-participating investment contracts related to the insurance business are designated at fair value through profit or loss. These contracts have been disclosed within the designated at fair value through profit or loss column (rather than as previously disclosed in the insurance-related contracts column) to provide the reader with a clearer indication of their measurement basis.
(2)Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a measure as at a specific date and may be significantly different from the amount which will actually be paid or received on maturity or settlement date.
Wherever possible, fair values have been calculated using unadjusted quoted market prices in active markets for identical instruments held by the Group. Where quoted market prices are not available, or are unreliable because of poor liquidity, fair values have been determined using valuation techniques which, to the extent possible, use market observable inputs, but in some cases use non-market observable inputs. Valuation techniques used include discounted cash flow analysis and pricing models and, where appropriate, comparison to instruments with characteristics similar to those of the instruments held by the Group. The Group measures valuation adjustments for its derivative exposures on the same basis as the derivatives are managed.
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation. Liabilities arising from non-participating investment contracts are carried at fair value. Fair values have not been disclosed for discretionary participating investment contracts. There is currently no agreed definition of fair valuation for discretionary participation features applied under IFRS and therefore the range of possible fair values of these contracts cannot be measured reliably.
Because a variety of estimation techniques are employed and significant estimates made, comparisons of fair values between financial institutions may not be meaningful. Readers of these financial statements are thus advised to use caution when using this data to evaluate the Group’s financial position.
Fair value information is not provided for items that are not financial instruments or for other assets and liabilities which are not carried at fair value in the Group’s consolidated balance sheet. These items include intangible assets, such as brands and acquired credit card relationships; premises and equipment; and shareholders’ equity. These items are material and accordingly the Group believes that any fair value information presented would not represent the underlying value of the Group.
Valuation control framework
The key elements of the control framework for the valuation of financial instruments include model validation, product implementation review and independent price verification. These functions are carried out by appropriately skilled risk and finance teams, independent of the business area responsible for the products.
Model validation covers both qualitative and quantitative elements relating to new models. In respect of new products, a product implementation review is conducted pre and post-trading. Pre-trade testing ensures that the new model is integrated into the Group’s systems and that the profit and loss and risk reporting are consistent throughout the trade lifecycle. Post-trade testing examines the explanatory power of the implemented model, actively monitoring model parameters and comparing in-house pricing to external sources. Independent price verification procedures cover financial instruments carried at fair value. The frequency of the review is matched to the availability of independent data, monthly being the minimum. Valuation differences in breach of established thresholds are escalated to senior management. The results from independent pricing and valuation reserves are reviewed monthly by senior management.
Formal committees, consisting of senior risk, finance and business management, meet at least quarterly to discuss and approve valuations in more judgemental areas, in particular for unquoted equities, structured credit, over-the-counter options and the credit valuation adjustment (CVA), funding valuation adjustment (FVA) and other valuation adjustments.
Valuation of financial assets and liabilities
Assets and liabilities carried at fair value or for which fair values are disclosed have been classified into three levels according to the quality and reliability of information used to determine the fair values.
Level 1
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. Products classified as level 1 predominantly comprise listed equity shares, treasury bills and other government securities.
Level 2
Level 2 valuations are those where quoted market prices are not available, for example where the instrument is traded in a market that is not considered to be active or valuation techniques are used to determine fair value and where these techniques use inputs that are based significantly on observable market data. Examples of such financial instruments include most over-the-counter derivatives, financial institution issued securities, certificates of deposit and certain asset-backed securities.
Level 3
Level 3 portfolios are those where at least one input which could have a significant effect on the instrument’s valuation is not based on observable market data. Such instruments would include the Group’s venture capital and unlisted equity investments which are valued using various valuation techniques that require significant management judgement in determining appropriate assumptions, including earnings multiples and estimated future cash flows. Certain of the Group’s asset-backed securities and derivatives, principally where there is no trading activity in such securities, are also classified as level 3.
Transfers out of the level 3 portfolio arise when inputs that could have a significant impact on the instrument’s valuation become market observable after previously having been non-market observable. In the case of asset-backed securities this can arise if more than one consistent independent source of data becomes available. Conversely, transfers into the portfolio arise when consistent sources of data cease to be available.
(3)Financial assets and liabilities carried at fair value
(A)Financial assets, excluding derivatives
Valuation hierarchy
At 31 December 2021, the Group’s financial assets carried at fair value, excluding derivatives, totalled £234,908 million (2020: £218,772 million). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described on page F-92). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2021
Financial assets at fair value through profit or loss
Loans and advances to banks	—	4,170	—	4,170
Loans and advances to customers	—	15,575	9,793	25,368
Debt securities:
Government securities	17,668	12	—	17,680
Other public sector securities	—	2,731	—	2,731
Bank and building society certificates of deposit	—	6,297	—	6,297
Asset-backed securities:
Mortgage-backed securities	—	433	—	433
Other asset-backed securities	—	177	98	275
Corporate and other debt securities	—	18,123	1,679	19,802
	17,668	27,773	1,777	47,218
Treasury and other bills	19	—	—	19
Contracts held with reinsurers	—	12,371	—	12,371
Equity shares	115,882	—	1,743	117,625
Total financial assets at fair value through profit or loss	133,569	59,889	13,313	206,771
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,613	—	—	14,613
Asset-backed securities:
Other asset-backed securities	—	—	70	70
Corporate and other debt securities	644	12,490	—	13,134
	15,257	12,490	70	27,817
Treasury and other bills	85	—	—	85
Equity shares	—	—	235	235
Total financial assets at fair value through other comprehensive income	15,342	12,490	305	28,137
Total financial assets carried at fair value, excluding derivatives	148,911	72,379	13,618	234,908

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to banks	—	4,467	—	4,467
Loans and advances to customers	—	12,508	11,501	24,009
Debt securities:
Government securities	20,332	290	—	20,622
Other public sector securities	—	2,289	65	2,354
Bank and building society certificates of deposit	44	4,797	—	4,841
Asset-backed securities:
Mortgage-backed securities	—	467	—	467
Other asset-backed securities	—	265	—	265
Corporate and other debt securities	—	16,245	1,889	18,134
	20,376	24,353	1,954	46,683
Treasury and other bills	18	—	—	18
Contracts held with reinsurers	—	19,543	—	19,543
Equity shares	94,687	171	1,591	96,449
Total financial assets at fair value through profit or loss	115,081	61,042	15,046	191,169
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,286	—	—	14,286
Asset-backed securities:
Other asset-backed securities	—	—	180	180
Corporate and other debt securities	498	12,437	—	12,935
	14,784	12,437	180	27,401
Treasury and other bills	36	—	—	36
Equity shares	—	—	166	166
Total financial assets at fair value through other comprehensive income	14,820	12,437	346	27,603
Total financial assets carried at fair value, excluding derivatives	129,901	73,479	15,392	218,772
Movements in level 3 portfolio
The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2021			2020
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
	£m	£m	£m	£m	£m	£m
At 1 January	15,046	346	15,392	14,908	408	15,316
Exchange and other adjustments	4	(11)	(7)	94	9	103
Gains recognised in the income statement within other income	183	—	183	836	—	836
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	69	69	—	(48)	(48)
Purchases/increases to customer loans	1,709	8	1,717	1,756	8	1,764
Sales/repayments of customer loans	(2,765)	(107)	(2,872)	(2,316)	(31)	(2,347)
Transfers into the level 3 portfolio	171	—	171	167	—	167
Transfers out of the level 3 portfolio	(1,035)	—	(1,035)	(399)	—	(399)
At 31 December	13,313	305	13,618	15,046	346	15,392
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(71)	—	(71)	109	—	109
Valuation methodology for financial assets, excluding derivatives
Loans and advances to customers and banks
The fair value of these assets is determined using discounted cash flow techniques. The discount rates are derived from market observable interest rates, a risk margin that reflects loan credit ratings and an incremental illiquidity premium based on historical spreads at origination on similar loans.
Debt securities
Debt securities measured at fair value and classified as level 2 are valued by discounting expected cash flows using an observable credit spread applicable to the particular instrument.
Where there is limited trading activity in debt securities, the Group uses valuation models, consensus pricing information from third-party pricing services and broker or lead manager quotes to determine an appropriate valuation. Debt securities are classified as level 3 if there is a significant valuation input that cannot be corroborated through market sources or where there are materially inconsistent values for an input. Asset classes classified as level 3 mainly comprise venture capital investments.
Equity investments
Unlisted equity and fund investments are valued using different techniques in accordance with the Group’s valuation policy and International Private Equity and Venture Capital Guidelines.
Depending on the business sector and the circumstances of the investment, unlisted equity valuations are based on earnings multiples, net asset values or discounted cash flows.
–A number of earnings multiples are used in valuing the portfolio including price earnings, earnings before interest and tax and earnings before interest, tax, depreciation and amortisation. The particular multiple selected is appropriate for the size and type of business being valued and is derived by reference to the current market-based multiple. Consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting the appropriate multiple
–Discounted cash flow valuations use estimated future cash flows, usually based on management forecasts, with the application of appropriate exit yields or terminal multiples and discounted using rates appropriate to the specific investment, business sector or recent economic rates of return. Recent transactions involving the sale of similar businesses may sometimes be used as a frame of reference in deriving an appropriate multiple
–For fund investments the most recent capital account value calculated by the fund manager is used as the basis for the valuation and adjusted, if necessary, to align valuation techniques with the Group’s valuation policy
Unlisted equity investments and investments in property partnerships held in the life assurance funds are valued using third-party valuations. Management take account of any pertinent information, such as recent transactions and information received on particular investments, to adjust the third-party valuations where necessary.
(B)Financial liabilities, excluding derivatives
Valuation hierarchy
At 31 December 2021, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its financial liabilities at fair value through profit or loss and totalled £23,123 million (2020: £22,646 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-92). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2021
Financial liabilities at fair value through profit or loss
Debt securities and other liabilities designated at fair value through profit or loss	—	6,504	37	6,541
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	—	14,962	—	14,962
Other deposits	—	—	—	—
Short positions in securities	1,569	51	—	1,620
	1,569	15,013	—	16,582
Total financial liabilities carried at fair value, excluding derivatives	1,569	21,517	37	23,123
At 31 December 2020
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	—	6,783	45	6,828
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	—	14,996	—	14,996
Other deposits	—	6	—	6
Short positions in securities	778	38	—	816
	778	15,040	—	15,818
Total financial liabilities carried at fair value, excluding derivatives	778	21,823	45	22,646
The Group's non-participating investment contracts (see note 32) were all categorised as level 2.
Movements in level 3 portfolio
The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2021	2020
	£m	£m
At 1 January	45	48
(Gains) losses recognised in the income statement within other income	(5)	1
Additions	4	—
Redemptions	(7)	(4)
At 31 December	37	45
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(4)	—
Valuation methodology for financial liabilities, excluding derivatives
Liabilities held at fair value through profit or loss
These principally comprise debt securities in issue which are classified as level 2 and their fair value is determined using techniques whose inputs are based on observable market data. The carrying amount of the securities is adjusted to reflect the effect of changes in own credit spreads and the resulting gain or loss is recognised in other comprehensive income.
In the year ended 31 December 2021, the own credit adjustment arising from the fair valuation of £6,541 million (2020: £6,828 million) of the Group’s debt securities in issue designated at fair value through profit or loss resulted in a loss of £86 million (2020: loss of £75 million), before tax, recognised in other comprehensive income.
Trading liabilities in respect of securities sold under repurchase agreements
The fair value of these liabilities is determined using discounted cash flow techniques. The discount rates are derived from observable repurchase agreement rate curves specific to the type of security sold under the repurchase agreement.
(C)Derivatives
Valuation hierarchy
All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2021, such assets totalled £22,051 million (2020: £29,613 million) and liabilities totalled £18,060 million (2020: £27,313 million). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-92). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	44	21,114	893	22,051	60	28,572	981	29,613
Derivative liabilities	(62)	(17,054)	(944)	(18,060)	(56)	(25,883)	(1,374)	(27,313)
Movements in level 3 portfolio
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2021		2020
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
	£m	£m	£m	£m
At 1 January	981	(1,374)	863	(1,367)
Exchange and other adjustments	(4)	4	16	(17)
(Losses) gains recognised in the income statement within other income	(182)	292	84	(112)
Purchases (additions)	214	(328)	61	(6)
(Sales) redemptions	(116)	462	(85)	19
Transfers into the level 3 portfolio	—	—	41	(51)
Transfers out of the level 3 portfolio	—	—	1	160
At 31 December	893	(944)	981	(1,374)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(219)	324	99	(131)
Valuation methodology for derivatives
Where the Group’s derivative assets and liabilities are not traded on an exchange, they are valued using valuation techniques, including discounted cash flow and options pricing models, as appropriate. The types of derivatives classified as level 2 and the valuation techniques used include:
–Interest rate swaps which are valued using discounted cash flow models; the most significant inputs into those models are interest rate yield curves which are developed from publicly quoted rates
–Foreign exchange derivatives that do not contain options which are priced using rates available from publicly quoted sources
–Credit derivatives which are valued using standard models with observable inputs, except for the items classified as level 3, which are valued using publicly available yield and credit default swap (CDS) curves
–Less complex interest rate and foreign exchange option products which are valued using volatility surfaces developed from publicly available interest rate cap, interest rate swaption and other option volatilities; option volatility skew information is derived from a market standard consensus pricing service. For more complex option products, the Group calibrates its models using observable at-the-money data; where necessary, the Group adjusts for out-of-the-money positions using a market standard consensus pricing service
Complex interest rate and foreign exchange products where inputs to the valuation are significant, material and unobservable are classified as level 3.
Where credit protection, usually in the form of credit default swaps, has been purchased or written on asset-backed securities, the security is referred to as a negative basis asset-backed security and the resulting derivative assets or liabilities have been classified as either level 2 or level 3 according to the classification of the underlying asset-backed security.
Certain unobservable inputs used to calculate CVA, FVA, and own credit adjustments, are not significant in determining the classification of the derivative and debt instruments. Consequently, these inputs do not form part of the level 3 sensitivities presented.
Derivative valuation adjustments
Derivative financial instruments which are carried in the balance sheet at fair value are adjusted where appropriate to reflect credit risk, market liquidity and other risks.
(i)Uncollateralised derivative valuation adjustments
The following table summarises the movement on this valuation adjustment account during 2020 and 2021:

	2021	2020
	£m	£m
At 1 January	474	423
Income statement (credit) charge	(18)	70
Transfers	—	(19)
At 31 December	456	474
Represented by:

	2021	2020
	£m	£m
Credit Valuation Adjustment	306	358
Debit Valuation Adjustment	(26)	(35)
Funding Valuation Adjustment	176	151
	456	474
Credit and Debit Valuation Adjustments (CVA and DVA) are applied to the Group’s over-the-counter derivative exposures with counterparties that are not subject to strong interbank collateral arrangements. These exposures largely relate to the provision of risk management solutions for corporate customers within the Commercial Banking division.
A CVA is taken where the Group has a positive future uncollateralised exposure (asset). A DVA is taken where the Group has a negative future uncollateralised exposure (liability). These adjustments reflect interest rates and expectations of counterparty creditworthiness and the Group’s own credit spread respectively.
The CVA is sensitive to:
–The current size of the mark-to-market position on the uncollateralised asset
–Expectations of future market volatility of the underlying asset
–Expectations of counterparty creditworthiness
Market Credit Default Swap (CDS) spreads are used to develop the probability of default for quoted counterparties. For unquoted counterparties, internal credit ratings and market sector CDS curves and recovery rates are used. The loss given default (LGD) is based on market recovery rates and internal credit assessments.
The combination of a one-notch deterioration in the credit rating of derivative counterparties and a ten per cent increase in LGD increases the CVA by £74 million. Current market value is used to estimate the projected exposure for products not supported by the model, which are principally complex interest rate options that are traded in very low volumes. For these, the CVA is calculated on an add-on basis (although no such adjustment was required at 31 December 2021).
The DVA is sensitive to:
–The current size of the mark-to-market position on the uncollateralised liability
–Expectations of future market volatility of the underlying liability
–The Group’s own CDS spread
A one per cent rise in the CDS spread would lead to an increase in the DVA of £77 million.
The risk exposures that are used for the CVA and DVA calculations are strongly influenced by interest rates. Due to the nature of the Group’s business the CVA/DVA exposures tend to be on average the same way around such that the valuation adjustments fall when interest rates rise. A one per cent rise in interest rates would lead to a £65 million fall in the overall valuation adjustment to £215 million. The CVA model used by the Group does not assume any correlation between the level of interest rates and default rates.
The Group has also recognised a Funding Valuation Adjustment to adjust for the net cost of funding uncollateralised derivative positions. This adjustment is calculated on the expected future exposure discounted at a suitable cost of funds. A ten basis points increase in the cost of funds will increase the funding valuation adjustment by £28 million.
(ii)Market liquidity
The Group includes mid to bid-offer valuation adjustments against the expected cost of closing out the net market risk in the Group’s trading positions within a time frame that is consistent with historical trading activity and spreads that the trading desks have accessed historically during the ordinary course of business in normal market conditions.
At 31 December 2021, the Group’s derivative trading business held mid to bid-offer valuation adjustments of £63 million (2020: £83 million).
(D)Sensitivity of level 3 valuations

			2021			2020
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+213bps)[4]	9,793	502	(460)	11,501	528	(651)
Debt securities	Discounted cash flows	Credit spreads (+/- 7%)[5]	191	13	(13)	226	10	(10)
Equity and venture capital investments	Market approach	Earnings multiple (3.5/14.9)[6]	1,692	191	(191)	1,905	72	(72)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	892	123	(131)	634	91	(121)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	745	22	(16)	780	6	(34)
			13,313			15,046
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	70	4	(4)	180	6	(6)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	235	14	(14)	166	6	(6)
			305			346
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/168%)[7]	893	10	(23)	981	8	(6)
Level 3 financial assets carried at fair value			14,511			16,373
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/– 50bps)[8]	37	1	(1)	45	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/168%)[7]	944	—	—	1,374	—	—
Level 3 financial liabilities carried at fair value			981			1,419
1Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
2Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
3Underlying asset/net asset values represent fair value.
42020: -50bps/215bps
52020: +/-5%
62020: 1.0/15.2
72020: 13%/128%
82020: +/-50bps
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are as follows:
–Interest rates and inflation rates are referenced in some derivatives where the payoff that the holder of the derivative receives depends on the behaviour of those underlying references through time
–Credit spreads represent the premium above the benchmark reference instrument required to compensate for lower credit quality; higher spreads lead to a lower fair value
–Volatility parameters represent key attributes of option behaviour; higher volatilities typically denote a wider range of possible outcomes
–Earnings multiples are used to value certain unlisted equity investments. The earnings multiples used are derived from those of listed entities operating in the same sector with adjustments made for factors such as the size of the company and the quality of its earnings. The majority of the Group's venture capital investments are valued using an estimate of the company's maintainable earnings before interest, tax, depreciation and amortisation and in accordance with the International Private Equity and Venture Capital Valuation Guidelines. A higher earnings multiple will result in a higher fair value
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships.
Debt securities
Reasonably possible alternative assumptions have been determined in respect of the Group’s structured credit investment by flexing credit spreads.
Derivatives
Reasonably possible alternative assumptions have been determined in respect of swaptions in the Group’s derivative portfolios which are priced using industry standard option pricing models. Such models require interest rate volatilities which may be unobservable at longer maturities. To derive reasonably possible alternative valuations these volatilities have been flexed within a range of 13 per cent to 168 per cent (2020: 13 per cent to 128 per cent).
Unlisted equity, venture capital investments and investments in property partnerships
The valuation techniques used for unlisted equity and venture capital investments vary depending on the nature of the investment. Reasonably possible alternative valuations for these investments have been calculated by reference to the approach taken, as appropriate to the business sector and investment circumstances and as such the following inputs have been considered:
–For valuations derived from earnings multiples, consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting an appropriate multiple
–The discount rates used in discounted cash flow valuations
–In line with International Private Equity and Venture Capital Guidelines, the values of underlying investments in fund investment portfolios
(4)Financial assets and liabilities carried at amortised cost
(A)Financial assets
Valuation hierarchy
The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-92). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to banks and reverse repurchase agreements	10,533	10,529	—	3,532	6,997
Loans and advances to customers and reverse repurchase agreements:
Stage 1	450,342	452,758	—	51,221	401,537
Stage 2	33,817	34,617	—	—	34,617
Stage 3	4,862	4,851	—	—	4,851
Purchased or originated credit-impaired	10,767	10,767	—	—	10,767
	499,788	502,993	—	51,221	451,772
Debt securities	6,835	6,876	—	6,739	137
Reverse repurchase agreements included in above amounts:
Loans and advances to banks and reverse repurchase agreements	3,532	3,532	—	3,532	—
Loans and advances to customers and reverse repurchase agreements	51,221	51,221	—	51,221	—

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks and reverse repurchase agreements	10,746	10,745	—	2,686	8,059
Loans and advances to customers and reverse repurchase agreements:
Stage 1	432,571	431,395	—	58,643	372,752
Stage 2	49,514	50,198	—	—	50,198
Stage 3	4,508	4,412	—	—	4,412
Purchased or originated credit-impaired	12,250	12,250	—	—	12,250
	498,843	498,255	—	58,643	439,612
Debt securities	5,405	5,398	—	5,387	11
Reverse repurchase agreements included in above amounts:
Loans and advances to banks and reverse repurchase agreements	2,686	2,686	—	2,686	—
Loans and advances to customers and reverse repurchase agreements	58,643	58,643	—	58,643	—
Valuation methodology
Loans and advances to customers
The Group provides loans and advances to commercial, corporate and personal customers at both fixed and variable rates. Due to their short-term nature, the carrying value of the variable rate loans and those relating to lease financing is assumed to be their fair value.
To determine the fair value of loans and advances to customers, loans are segregated into portfolios of similar characteristics. A number of techniques are used to estimate the fair value of fixed rate lending; these take account of expected credit losses based on historic trends, prevailing market interest rates and expected future cash flows. For retail exposures, fair value is usually estimated by discounting anticipated cash flows (including interest at contractual rates) at market rates for similar loans offered by the Group and other financial institutions. Certain loans secured on residential properties are made at a fixed rate for a limited period, typically two to five years, after which the loans revert to the relevant variable rate. The fair value of such loans is estimated by reference to the market rates for similar loans of maturity equal to the remaining fixed interest rate period. The fair value of commercial loans is estimated by discounting anticipated cash flows at a rate which reflects the effects of interest rate changes, adjusted for changes in credit risk.
Loans and advances to banks
The carrying value of short-dated loans and advances to banks is assumed to be their fair value. The fair value of loans and advances to banks is estimated by discounting the anticipated cash flows at a market discount rate adjusted for the credit spread of the obligor or, where not observable, the credit spread of borrowers of similar credit quality.
Debt securities
The fair values of debt securities are determined predominantly from lead manager quotes and, where these are not available, by alternative techniques including reference to credit spreads on similar assets with the same obligor, market standard consensus pricing services, broker quotes and other research data.
Reverse repurchase agreements
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
(B)Financial liabilities
Valuation hierarchy
The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-92).

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2021
Deposits from banks and repurchase agreements	37,732	37,733	—	37,733	—
Customer deposits and repurchase agreements	477,384	477,546	—	477,546	—
Debt securities in issue	71,552	74,665	—	74,665	—
Subordinated liabilities	13,108	14,804	—	14,804	—
Repurchase agreements included in above amounts:
Deposits from banks and repurchase agreements	30,085	30,085	—	30,085	—
Customer deposits and repurchase agreements	1,040	1,040	—	1,040	—

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks and repurchase agreements	31,465	31,468	—	31,468	—
Customer deposits and repurchase agreements	460,068	460,338	—	453,261	7,077
Debt securities in issue	87,397	93,152	—	93,152	—
Subordinated liabilities	14,261	16,410	—	16,410	—
Repurchase agreements included in above amounts:
Deposits from banks and repurchase agreements	18,767	18,767	—	18,767	—
Customer deposits and repurchase agreements	9,417	9,417	—	9,417	—
Valuation methodology
Deposits from banks and customer deposits
The fair value of bank and customer deposits repayable on demand is assumed to be equal to their carrying value.
The fair value for all other deposits is estimated using discounted cash flows applying either market rates, where applicable, or current rates for deposits of similar remaining maturities.
Debt securities in issue
The fair value of short-term debt securities in issue is approximately equal to their carrying value. Fair value for other debt securities is calculated based on quoted market prices where available. Where quoted market prices are not available, fair value is estimated using discounted cash flow techniques at a rate which reflects market rates of interest and the Group’s own credit spread.
Subordinated liabilities
The fair value of subordinated liabilities is determined by reference to quoted market prices where available or by reference to quoted market prices of similar instruments. Subordinated liabilities are classified as level 2, since the inputs used to determine their fair value are largely observable.
Repurchase agreements
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
(5)Reclassifications of financial assets
There have been no reclassifications of financial assets in 2020 or 2021